Related party transactions - Other (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Franz Industriebeteiligungen AG, Augsburg
Related parties
Rent expense	€ 1	€ 1
Schlosserei und Metallbau Ederer, Dieen
Related parties
Acquired goods from related parties	0	0
Andreas Schmid Logistik
Related parties
Services received from related parties	18	28
Suzhou Meimai Fast Manufacturing Technology Co. Ltd
Related parties
Revenue from related parties	15	86
Dscs Digital Supply Chain Solutions Gmbh
Related parties
Revenue from related parties	€ 0	€ 11
Ownership interest in associate (as a percent)	33.30%